Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Total	$ 10,676,403	$ 3,958,335
Less: Accumulated depreciation	(1,516,189)
Property, plant and equipment, net	9,160,214	3,958,335
Performance equipment [Member]
Property, Plant and Equipment [Line Items]
Total	10,637,926	3,910,069
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 38,477	$ 48,266